Prepayments, Receivables and Other Assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivable from a third-party company	$ 3,530,675
Staff IOU	943,718	670,619
Others	144,347	36,718
Total	$ 4,918,740	$ 707,337